SEGMENT REPORTING - Components of product sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment reporting
Total product sales revenues	$ 243,626	$ 227,539	$ 319,881
Apparel
Segment reporting
Total product sales revenues	78,954	72,871	99,160
Other general merchandise
Segment reporting
Total product sales revenues	157,751	143,536	194,791
Product sales
Segment reporting
Total product sales revenues	$ 236,705	$ 216,407	$ 293,951